INTANGIBLE ASSETS AND GOODWIL - Composition of Intangible Assets (Details) - IPR&D intangible assets: - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets
Total Intangibles	$ 0		$ 14,700		$ 46,400
European Union | Vicinium
Finite-Lived Intangible Assets
Total Intangibles	$ 0	$ 0	$ 14,700	$ 0	$ 14,700